COMMITMENTS AND CONTINGENCIES - Future minimum rental payments (Details) (USD $)	Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 450,617
2015	449,142
2016	299,428
Total	$ 1,199,187